Accounting Changes - Summary of Reconciliation the Consolidated Balance Sheets under IAS39 to IFRS9 (Detail) - CLP ($) $ in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016
ASSETS
Cash and deposits in banks	$ 1,009,681		$ 987,680
Cash items in process of collection	231,305		318,658
Financial instruments at fair value through profit or loss	183,702		96,943
Financial instruments at fair value through other comprehensive income	3,598,890		2,657,154
Interbank loans at amortized cost	56,396		341,244
Loans and accounts receivable from customers at amortized cost	22,254,697		20,714,370
Financial instruments at amortized cost	115,658		198,923
Investments under resale agreements	75,975		109,467
Financial derivative contracts	3,154,957		1,368,957
Interbank loans, net	56,396		341,244
Intangible assets	1,574,433		1,570,964
Property, plant and equipment	95,080		95,564		$ 130,579
Current taxes	85,516		123,129
Deferred taxes	208,657		178,686
Other assets	770,861		501,797
Other non-current assets held for sale	17,202		59,802
TOTAL ASSETS	33,610,056		29,323,338
Deposits and other demand liabilities	4,873,448		4,300,475
Cash in process of being cleared	164,573		247,165
Obligations under repurchase agreements	559,457		1,015,614
Time deposits and other time liabilities	11,620,187		10,121,111
Financial derivative contracts	2,938,034		1,112,806
Interbank borrowings	2,646,756		2,327,723
Debt instruments issued	6,408,356		6,010,124		5,950,038
Other financial liabilities	12,966		12,400
Current taxes	13		1,191
Deferred taxes	263		471
Provisions	177,827		214,903		117,889
Other liabilities	708,914		521,795
Liabilities directly associated with non-current assets held for sale	0		0
TOTAL LIABILITIES	30,283,718		25,885,778
Attributable to equity holders of the Bank:
Equity	1,862,826		1,862,826		1,862,826
Reserves	1,195,849		1,290,131
Retained earnings:	125,926		50,362
Net income for the year	113,684		171,331
Less: Provision for mandatory dividends	(38,120)		(51,614)
Total equity attributable to equity holders of the Bank	3,231,893		3,219,478
Non-controllinginterest	94,445		218,082		217,280	$ 238,969
TOTAL EQUITY	3,326,338	$ 3,437,560	3,437,560	$ 3,428,757	3,428,757	$ 3,423,712
TOTAL LIABILITIES AND EQUITY	33,610,056		29,323,338
IAS 39 [member]
ASSETS
Cash and deposits in banks					964,030
Cash items in process of collection					157,017
Investments under resale agreements					28,524
Financial derivative contracts					1,248,775
Interbank loans, net					70,077
Trading investments					415,061
Loans and accounts receivable from customers, net					19,764,078
Available for sale investments					2,663,478
Held to maturity investments					202,030
Intangible assets					1,562,654
Property, plant and equipment					130,579
Current taxes					238,452
Deferred taxes					140,685
Other assets					429,025
Other non-current assets held for sale					18,308
TOTAL ASSETS					28,032,773
Deposits and other demand liabilities					4,141,667
Cash in process of being cleared					109,496
Obligations under repurchase agreements					420,920
Time deposits and other time liabilities					10,065,243
Financial derivative contracts					1,095,154
Interbank borrowings					2,196,130
Debt instruments issued					5,950,038
Other financial liabilities					17,066
Current taxes					624
Deferred taxes					26,354
Provisions					117,889
Other liabilities					463,435
Liabilities directly associated with non-current assets held for sale					0
TOTAL LIABILITIES					24,604,016
Attributable to equity holders of the Bank:
Equity					1,862,826
Reserves					1,290,131
Valuation accounts					(4,735)
Retained earnings:					63,255
Retained earnings from prior years					12,668
Net income for the year					67,821
Less: Provision for mandatory dividends					(17,234)
Total equity attributable to equity holders of the Bank					3,211,477
Non-controllinginterest					217,280
TOTAL EQUITY					3,428,757
TOTAL LIABILITIES AND EQUITY					$ 28,032,773
Reclassification [member]
ASSETS
Financial instruments at fair value through profit or loss				421,331
Financial instruments at fair value through other comprehensive income				2,657,208
Interbank loans at amortized cost				70,077
Loans and accounts receivable from customers at amortized cost				19,764,078
Financial instruments at amortized cost				202,030
Interbank loans, net				(70,077)
Trading investments				(415,061)
Loans and accounts receivable from customers, net				(19,764,078)
Available for sale investments				(2,663,478)
Held to maturity investments				(202,030)
Liabilities directly associated with non-current assets held for sale				0
Increase decrease in remeasurement [member]
ASSETS
Financial instruments at fair value through profit or loss				2,524
Financial instruments at fair value through other comprehensive income				1,531
Loans and accounts receivable from customers at amortized cost				(151,877)
Financial instruments at amortized cost				(37)
Deferred taxes				42,792
TOTAL ASSETS				(105,067)
Deferred taxes				(2,550)
Provisions				20,801
Liabilities directly associated with non-current assets held for sale				0
TOTAL LIABILITIES				18,251
Attributable to equity holders of the Bank:
Valuation accounts				997
Retained earnings:				(123,082)
Retained earnings from prior years				(55,261)
Net income for the year				(67,821)
Total equity attributable to equity holders of the Bank				(122,085)
Non-controllinginterest				(1,233)
TOTAL EQUITY				(123,318)
TOTAL LIABILITIES AND EQUITY				(105,067)
IFRS9 [member]
ASSETS
Cash and deposits in banks				964,030
Cash items in process of collection				157,017
Financial instruments at fair value through profit or loss	$ 183,702		$ 96,943	423,855
Financial instruments at fair value through other comprehensive income				2,658,739
Interbank loans at amortized cost				70,077
Loans and accounts receivable from customers at amortized cost				19,612,201
Financial instruments at amortized cost				201,993
Investments under resale agreements				28,524
Financial derivative contracts				1,248,775
Intangible assets				1,562,654
Property, plant and equipment				130,579
Current taxes				238,452
Deferred taxes				183,477
Other assets				429,025
Other non-current assets held for sale				18,308
TOTAL ASSETS				27,927,706
Deposits and other demand liabilities				4,141,667
Cash in process of being cleared				109,496
Obligations under repurchase agreements				420,920
Time deposits and other time liabilities				10,065,243
Financial derivative contracts				1,095,154
Interbank borrowings				2,196,130
Debt instruments issued				5,950,038
Other financial liabilities				17,066
Current taxes				624
Deferred taxes				23,804
Provisions				138,690
Other liabilities				463,435
Liabilities directly associated with non-current assets held for sale				0
TOTAL LIABILITIES				24,622,267
Attributable to equity holders of the Bank:
Equity				1,862,826
Reserves				1,290,131
Valuation accounts				(3,738)
Retained earnings:				(59,827)
Retained earnings from prior years				(42,593)
Less: Provision for mandatory dividends				(17,234)
Total equity attributable to equity holders of the Bank				3,089,392
Non-controllinginterest				216,047
TOTAL EQUITY				3,305,439
TOTAL LIABILITIES AND EQUITY				$ 27,927,706